Loans - Schedule of Short-Term Borrowings (Parentheticals) (Details)	6 Months Ended
Jun. 30, 2026
December 23, 2025 to June 26, 2026 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.20%
July 14, 2025 to July 13, 2026 [Member] | Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.30%
June 9, 2025 to June 8, 2026 [Member] | Bank of Nanjing [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.39%
June 1, 2026 to May 30, 2027 [Member] | Bank of Nanjing [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.20%
October 30, 2025 to October 30, 2026 [Member] | Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.21%
March 26, 2026 to March 25, 2027 [Member] | Bank of Jiangsu [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.30%